Employee Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Employee Benefit Plan [Line Items]
Total amounts expensed in comprehensive income for employee benefit	$ 10,486,609	63,482,783	53,019,124	42,567,100